Financial instruments (Tables)	9 Months Ended
Mar. 31, 2015
Financial Instruments [Abstract]
Schedule of derivative liabilities under the fair value hierarchy
	March 31, 2015

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	1,487,137

	June 30, 2014

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	3,329,367